Earnings per share	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share
5.        Earnings per share

Basic earnings per share has been computed using the weighted average number of common shares outstanding.  Potential dilutive shares are excluded from the computation of earnings per share as average market price of the Company’s common stock did not exceed the weighted average exercise price of such options, warrants, and preferred shares, and to have included them would have been anti-dilutive.  Accordingly, the basic and diluted earnings per share are the same.

6.	Earnings per share

Basic earnings per share has been computed using the weighted average number of common shares outstanding. Potential dilutive shares are included from the computation of earnings per share as average market price of the Company’s common stock exceeded the weighted average exercise price of such options, warrants, and/or preferred shares.

For the year ended December 31, 2011, dilutive options to purchase 3,660,000 shares (2,533 weighted average shares) were included in the diluted earnings per share calculation, and potentially dilutive options, warrants and preferred shares of 1,125,000, 2,111,235 and 9,375,000, respectively, were excluded from the diluted earnings per share calculation as the average market price of the Company’s common stock did not exceed the weighted average exercise price of such options, warrants and preferred shares, and to have included them would have been anti-dilutive.

For the year ended December 31, 2010, dilutive warrants to purchase 351,934 shares (351,934 weighted average shares) were included  in the diluted earnings per share calculation, and potentially dilutive options and warrants of 1,125,000 and 1,759,301, respectively, were excluded from the diluted earnings per share calculation as the average market price of the Company’s common stock did not exceed the weighted average exercise price of such options and warrants, and to have included them would have been anti-dilutive.